DEBT INSTRUMENTS IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2019
DEBT INSTRUMENTS IN ISSUE
Schedule of bonds issued

Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2019

Issuer	Currency		Face value (1)	Balance	Rate Range
Bancolombia S.A.	Local	COP	4,571,386	4,614,044	5.86%-10.27%
Bancolombia S.A.	Foreign	USD	3,311,481	10,668,375	2.15%-6.22%
Banco Agrícola S.A.	Foreign	USD	514,000	1,676,517	5.27%-7.17%
Bancolombia Panamá S.A.	Foreign	USD	140,351	467,837	2.25%-3.70%
Grupo Agromercantil Holding S.A.	Foreign	USD	915	3,000	0.25%-7.25%
Banistmo S.A. y filiales	Foreign	USD	749,363	2,473,666	2.65%-5.00%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	5,471	18,076	2.65%-2.95%
Total				19,921,515
(1)	Face value is in US dollar for foreign currency bonds.

As of December 31, 2018

Issuer	Currency		Face value(1)	Balance	Rate Range
Bancolombia S.A.	Local	COP	4,533,392	4,607,153	5.91%-10.89%
Bancolombia S.A.	Foreign	USD	3,237,466	10,452,432	2.60%-6.22%
Banco Agrícola S.A.	Foreign	USD	549,000	1,774,852	5.27%-7.17%
Bancolombia Panamá S.A.	Foreign	USD	139,280	457,495	2.60%-3.50%
Grupo Agromercantil Holding S.A.	Foreign	USD	300,939	986,476	0.25%-7.25%
Banistmo S.A. y filiales	Foreign	USD	606,635	1,980,824	2.65%-5.00%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	8,499	28,001	2.70%-3.00%
Total				20,287,233
(1)	Face value is in US dollar for foreign currency bonds.

Schedule of detailed information about breakdown of the Bank securities in issue by maturity

The breakdown of the Bank securities in issue by term is as follows:

As of December 31, 2019

	Less than	Between	Between
Issuer	1 year	1 and 3 years	3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds (1)	-	-	-	1,216,533	1,216,533
Ordinary bonds	-	-	155,102	3,242,409	3,397,511
Foreign currency
Subordinated bonds (1)	-	-	-	6,925,854	6,925,854
Ordinary bonds	259,503	879,255	261,020	6,981,839	8,381,617
Total	259,503	879,255	416,122	18,366,635	19,921,515
(1)

The subordinated bonds, in the event of default of the Bank, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

As of December 31, 2018

Issuer	Less than	Between	Between
	1 year	1 to 3 years	3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds (1)	-	-	-	1,425,034	1,425,034
Ordinary bonds	-	-	154,813	3,027,306	3,182,119
Foreign currency
Subordinated bonds (1)	-	-	-	6,790,506	6,790,506
Ordinary bonds	652,579	339,419	159,721	7,737,855	8,889,574
Total	652,579	339,419	314,534	18,980,701	20,287,233
(1)

The subordinated bonds, in the event of default of the Bank, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

Schedule of detailed information about debt securities in issue by maturity

The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2019	December 31, 2018
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	3,228,110	2,854,161
More than twelve months after the reporting period	16,693,405	17,433,072
Total	19,921,515	20,287,233